CONTINGENCIES, COMMITMENTS AND RESTRICTIONS ON THE DISTRIBUTION OF PROFITS (Commitments) (Details) MMBTU in Thousands, t in Millions, m³ in Millions						1 Months Ended			12 Months Ended
	Dec. 30, 2019 MMBTU	Mar. 05, 2019 USD ($) payment	May 09, 2018 MMBTU	Apr. 24, 2017 MW	Jun. 30, 2008 USD ($) m³	Jan. 31, 2023 USD ($)	Jun. 30, 2019 USD ($)	Mar. 31, 2017	Dec. 31, 2022 USD ($) stand-byLetterOfCredit t m³	Dec. 31, 2019 USD ($)	Dec. 31, 2018 USD ($)	Dec. 31, 2006 distributor MW	Dec. 13, 2019 payment	Feb. 13, 2019 USD ($)	Jun. 30, 2018 USD ($)
Techgen S.A. de C.V.
Disclosure of contingent liabilities [line items]
Long-term contract for purchase of electric power, term				25 years
Long-term contract for purchase of electric power, electrical demand | MW				699
Percentage of electricity needs supplied				78.00%
Guarantor obligations, outstanding									$ 62,000,000
Gas Industrial de Monterrey, S.A. de C.V.
Disclosure of contingent liabilities [line items]
Long-term purchase commitment, amount									17,000,000
Guarantor obligations, amount									16,600,000
Long-term purchase commitment, obligations outstanding									17,000,000
Gas Industrial de Monterrey, S.A. de C.V. | Guarantee Letter Contract
Disclosure of contingent liabilities [line items]
Long-term purchase commitment, amount						$ 28,800,000
Praxair Mexico | Minimum Annual Oxygen Consumption
Disclosure of contingent liabilities [line items]
Long-term purchase commitment , minimum annual consumption, amount					$ 4,500,000
Kinder Morgan Texas Pipeline L.L.C., Kinder Morgan Tejas Pipeline L.L.C. and Kinder Morgan Border Pipeline L.L.C.
Disclosure of contingent liabilities [line items]
Long-term contract for purchase of natural gas transportation, period			10 years
Long-term contract for purchase of natural gas transportation, capacity | MMBTU			60
Long-term contract for purchase of natural gas transportation, amount									3,700,000
Kinder Morgan Texas Pipeline L.L.C., Kinder Morgan Tejas Pipeline L.L.C. and Kinder Morgan Gas Natural de México S. de R.L. de C.V.
Disclosure of contingent liabilities [line items]
Long-term contract for purchase of natural gas transportation, period	15 years
Long-term contract for purchase of natural gas transportation, capacity | MMBTU	31
Long-term contract for purchase of natural gas transportation, amount									4,800,000
Kinder Morgan Gas
Disclosure of contingent liabilities [line items]
Long-term purchase commitment, obligations outstanding									$ 193,200,000
24 Distributos (CCEAR)
Disclosure of contingent liabilities [line items]
Long-term contract for purchase of electric power, term												15 years
Long-term contract for purchase of electric power, electrical demand | MW												200
Number of distributors | distributor												24
GE Global Parts and Products GMBH, General Electric International Inc. and Alstom Energia Térmica e Indústria Ltda.
Disclosure of contingent liabilities [line items]
Long-term purchase commitment, period for maintenance services of turbines								20 years
Companhia Distribuidora de Gás do Rio de Janeiro
Disclosure of contingent liabilities [line items]
Long-term purchase commitment, minimum percentage of volume required									85.00%
LSI Logistica S.A.
Disclosure of contingent liabilities [line items]
Long-term purchase commitment, amount									$ 4,500,000
Unicarbo Ltda.
Disclosure of contingent liabilities [line items]
Long-term purchase commitment, amount									40,900,000
Public utilities inventory, fuel | Air Liquide Argentina S.A.
Disclosure of contingent liabilities [line items]
Long-term purchase commitment, amount									72,500,000
Industrial Gas | Praxair Mexico
Disclosure of contingent liabilities [line items]
Long-term purchase commitment, amount					$ 421,000,000
Long-term purchase commitment , minimum annual consumption, volume | m³					96.0
Industrial Gas | Air Liquide Brasil Ltda., AirSteel Ltda., White Martins Gases Industriais Ltda., White Martins Steel Ltda. and ThyssenKrupp MinEnergy GmbH
Disclosure of contingent liabilities [line items]
Long-term purchase commitment, amount									$ 190,000,000
Iron Ore, Pellets and Iron Ore Fines | ValeS.A.MineracaoCorumbaenseReunidaS.A.
Disclosure of contingent liabilities [line items]
Long-term purchase commitment, minimum percentage of volume required									80.00%
Long-term purchase commitment, amount									$ 688,800,000
Iron Ore, Pellets and Iron Ore Fines | Vale S.A.
Disclosure of contingent liabilities [line items]
Long-term purchase commitment, total purchased volume | t									8.0
Turbine Maintenance | GE Global Parts and Products GMBH, General Electric International Inc. and Alstom Energia Térmica e Indústria Ltda.
Disclosure of contingent liabilities [line items]
Long-term purchase commitment, amount									$ 192,100,000
Maintenance Services | Primetals Technologies Brazil Ltda.
Disclosure of contingent liabilities [line items]
Long-term purchase commitment, amount									38,900,000
Natural Gas | Tecpetrol
Disclosure of contingent liabilities [line items]
Long-term purchase commitment, amount									62,500,000
Natural Gas | Transportadora de Gas del Norte S.A. and Energy Consulting Services S.A.
Disclosure of contingent liabilities [line items]
Long-term purchase commitment, amount									13,400,000
Natural Gas | Companhia Distribuidora de Gás do Rio de Janeiro
Disclosure of contingent liabilities [line items]
Long-term purchase commitment, amount									$ 39,400,000
Long-term purchase commitment, renewal period									2 years
Long-term purchase commitment, volume | m³									61.3
Ternium S.A. | Kinder Morgan Gas
Disclosure of contingent liabilities [line items]
Guarantor obligations, outstanding									$ 92,800,000
Guarantor obligations, percentage									48.00%
Techgen S.A. de C.V. | Syndicated Loan
Disclosure of contingent liabilities [line items]
Original principal amount														$ 640,000,000
Borrowings outstanding									$ 46,800,000
Techgen S.A. de C.V. | Syndicated Loan | Financial Guarantee
Disclosure of contingent liabilities [line items]
Guarantor obligations, outstanding									$ 22,400,000
Techgen S.A. de C.V. | Syndicated Loan | Financial Guarantee
Disclosure of contingent liabilities [line items]
Number of stand-by letters of credit | stand-byLetterOfCredit									2
Guarantor obligations, percentage									48.00%
Scenario one | ValeS.A.MineracaoCorumbaenseReunidaS.A.
Disclosure of contingent liabilities [line items]
Long-term purchase commitment, minimum percentage of volume required									80.00%
Long-term purchase commitment, percentage of penalty									7.00%
Scenario one | Bottom of range | ValeS.A.MineracaoCorumbaenseReunidaS.A.
Disclosure of contingent liabilities [line items]
Long-term purchase commitment, percentage of total volume actually operated									70.00%
Scenario one | Top of range | ValeS.A.MineracaoCorumbaenseReunidaS.A.
Disclosure of contingent liabilities [line items]
Long-term purchase commitment, percentage of total volume actually operated									75.00%
Scenario two | ValeS.A.MineracaoCorumbaenseReunidaS.A.
Disclosure of contingent liabilities [line items]
Long-term purchase commitment, minimum percentage of volume required									80.00%
Long-term purchase commitment, percentage of penalty									15.00%
Scenario two | Bottom of range | ValeS.A.MineracaoCorumbaenseReunidaS.A.
Disclosure of contingent liabilities [line items]
Long-term purchase commitment, percentage of total volume actually operated									70.00%
Ternium Mexico Syndicated Loan Due June 2023
Disclosure of contingent liabilities [line items]
Original principal amount									$ 1,000,000,000						$ 1,000,000,000
Number of loan payments | payment													8
Borrowings, net senior leverage ratio									350.00%
Line of credit facility, disbursed							$ 600,000,000				$ 400,000,000
Borrowings outstanding									$ 125,000,000
Ternium Investments Syndicated Loan
Disclosure of contingent liabilities [line items]
Original principal amount		$ 1,500,000,000
Number of loan payments | payment		8
Repayments of non-current borrowings										$ 725,000,000	$ 375,000,000
Ternium Investments Syndicated Loan | Ternium Investments S.à.r.l.
Disclosure of contingent liabilities [line items]
Debt instrument, term		5 years